Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2017	2016
Numerator:
Net loss	$(806)	$(420)

Denominator:
Weighted-average common shares, basic	13,643	10,942

Dilutive effect of stock options	-	-
Dilutive effect of warrants	-	-
Incremental dilutive shares	-	-

Weighted-average common shares, diluted	13,643	10,942
Net loss per share, basic and diluted	$(0.06)	$(0.04)

The following table sets forth the computation of basic and diluted net loss per share (in thousands except per share data):

	Twelve Months Ended
	December 31, 2016	December 31, 2015
Numerator:
Net loss	$(2,789)	$(659)

Denominator:
Weighted-average common shares, basic	12,765	10,827
Dilutive effect of stock options	-	-
Dilutive effect of warrants	-	-
Incremental dilutive shares	-	-
Weighted-average common shares, dilutive	12,765	10,827
Net loss per share, basic and diluted	$(0.22)	$(0.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding options and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Three Months Ended
	March 31, 2017	March 31, 2016
Options to purchase common stock	2,427	2,417
Warrants to purchase common stock	1,383	1,750

The following outstanding options and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Twelve Months Ended
	December 31, 2016	December 31, 2015
Options to purchase common stock	2,427	2,417
Warrants to purchase common stock	1,383	2,595